Fair Value Measurement (Tables)	6 Months Ended
Jun. 30, 2026
Fair Value Measurement [Abstract]
Schedule of Fair Value Measurement

The fair value measurement hierarchy for the Group’s assets and liabilities measured and recorded at fair value on a recurring basis is as follows:

	Valuation technique(s)	June 30, 2026
In thousands of USD	and key input	Fair value	Level 1	Level 2	Level 3
Digital assets	Quoted price	34,762	34,762	-	-
Embedded derivative liability - Digital assets - receivables	Quoted price	225	-	225	-
Short-term investments:
Investment H in available-for-sale debt instrument	Liquidation value method	1,996	-	-	1,996
Investment J and L in listed equity instrument	Quoted price	1,832	1,832	-	-
Embedded derivative asset - Digital asset-settled payables	Quoted price	7,841	-	7,841	-
Derivative assets	Discounted cash flows; forward NO3 electricity prices	19,517	-	-	19,517
Derivative liabilities	Discounted cash flows; forward NO3 electricity prices	6,529	-	-	6,529
Embedded derivative liability - Digital assets loan	Quoted price	27,104	-	27,104	-
	Valuation technique(s)	December 31, 2025
In thousands of USD	and key input	Fair value	Level 1	Level 2	Level 3
Digital assets	Quoted price	85,488	85,488	-	-
Embedded derivative liability - Digital assets - receivables	Quoted price	31,039	-	31,039	-
Short-term investments:
Investment H in available-for-sale debt instrument	Recent transaction price	3,000	-	-	3,000
Investment J and L in listed equity instrument	Quoted price	876	876	-	-
Embedded derivative asset - Digital asset-settled payables	Quoted price	498	-	498	-

Schedule of Financial Instruments

The following table presents the changes in level 3 financial instruments for the six months ended June 30, 2026 and 2025.

In thousands of USD	Unlisted equity instruments and debt instruments	Derivative assets	Derivative liabilities
At January 1, 2026	3,000	-	-
Net fair value changes recognized in net income	-	19,517	6,529
Allowance for credit losses recognized in net income	(1,004)	-	-
At June 30, 2026	1,996	19,517	6,529

At January 1, 2025	3,540	-	295,736
Derecognition of derivative liabilities on conversion	-	-	(122,091)
Net fair value changes recognized in net income	-	-	(165,352)
At June 30, 2025	3,540	-	8,293